CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Shares Subscribed But Unissued [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Beginning balance at Dec. 31, 2011	$ 60,000		$ 72,248	$ (772,881)	$ 30,663	$ (609,970)
Beginning balance (shares) at Dec. 31, 2011	60,000,000
Stock based compensation to directors			59,314			59,314
Net (loss) income for the year				(434,769)		(434,769)
Foreign currency translation difference					2,381	2,381
Ending balance at Dec. 31, 2012	60,000		131,562	(1,207,650)	33,044	(983,044)
Ending balance (shares) at Dec. 31, 2012	60,000,000
Stock issued in private placements	6,000		294,000			300,000
Stock issued in private placements (shares)	6,000,000
Stock based compensation to directors	150		(47,464)			(47,314)
Stock based compensation to directors (shares)	150,000
Stock issued for service	2,700		186,300			189,000
Stock issued for service (shares)	2,700,000
Conversion of convertible notes into common stock	4,278		149,222			153,000
Conversion of convertible notes into common stock (shares)	4,277,686
Acquisition of a subsidiary		2,100,000				2,100,000
Net (loss) income for the year				(504,848)		(504,848)
Foreign currency translation difference					(182,640)	(182,640)
Ending balance at Dec. 31, 2013	$ 73,218	$ 2,100,000	$ 713,620	$ (1,712,498)	$ (149,596)	$ 1,024,654
Ending balance (shares) at Dec. 31, 2013	73,127,686